Development-Stage Risks and Liquidity (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Development Stage Enterprises (Textual) [Abstract]
Cash and cash equivalents	$ 118,000	$ 10,798,995	$ 14,840,000	$ 867,738
Working Capital		$ 2,900,000